RELATED PARTY TRANSACTIONS - Additional information (Details) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 12, 2022	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
RELATED PARTY TRANSACTIONS
Related party		$ 49,960		$ 49,960		$ 9,960
Related party
RELATED PARTY TRANSACTIONS
Convertible note		579,000		579,000		157,000
Due to related parties, current		579,000		579,000		157,000
Sponsor
RELATED PARTY TRANSACTIONS
Related party		49,960		49,960
Promissory note with related party | Sponsor
RELATED PARTY TRANSACTIONS
Maximum borrowing capacity of related party promissory note						400,000
Convertible note						0	$ 80,000
Due to related parties, current						0	80,000
Working capital loans | Sponsor
RELATED PARTY TRANSACTIONS
Maximum borrowing capacity of related party promissory note	$ 157,000	0		422,000
Maximum loans convertible into warrants		$ 1,500,000		$ 1,500,000		$ 1,500,000
Debt instrument convertible conversion price1		$ 1.00		$ 1.00		$ 1.00
Convertible note		$ 579,000		$ 579,000		$ 157,000	0
Due to related parties, current		579,000		579,000		157,000	$ 0
Administrative support agreement | Sponsor
RELATED PARTY TRANSACTIONS
Expenses per month				10,000		10,000
Expenses incurred		30,000	$ 30,000	90,000	$ 45,000	75,000
Related party		$ 45,100		$ 45,100		$ 5,100